Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Stock-based Compensation	STOCK-BASED COMPENSATION
The disclosures in this note apply to AEP only. The impact of AEP’s share-based compensation plans is insignificant to the financial statements of the Registrant Subsidiaries.

Awards under the American Electric Power System 2015 Long-Term Incentive Plan (2015 LTIP), which replaced prior long-term incentive plans effective April 2015, may be granted to employees and directors. The 2015 LTIP was subsequently amended in September 2016. The 2015 LTIP provides for a maximum of 10 million AEP common shares to be available for grant to eligible employees and directors. As of December 31, 2022, 5,249,391 shares remained available for issuance under the 2015 LTIP. No new awards may be granted under the Prior Plan. Awards granted under the 2015 LTIP awards may be made in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. Shares issued pursuant to a stock option or a stock appreciation right reduce the shares remaining available for grants under the 2015 LTIP by 0.286 of a share. Each share issued for any other award that settles in AEP stock reduces the shares remaining available for grants under the 2015 LTIP by one share. Cash settled awards do not reduce the number of shares remaining available under the 2015 LTIP. The following sections provide further information regarding each type of stock-based compensation award granted under these plans.

Performance Shares

Performance units granted prior to 2017 were settled in cash rather than AEP common stock and did not reduce the number of shares remaining available under the 2015 LTIP. Those performance units had a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. Performance shares granted in and after 2017 are settled in AEP common stock and reduce the aggregate share authorization. In all cases the number of performance shares held at the end of the three-year performance period is multiplied by the performance score for such period to determine the actual number of performance shares that participants realize. The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the Human Resources Committee of AEP’s Board of Directors (HR Committee).

Certain employees must satisfy a minimum stock ownership requirement. If those employees have not met their stock ownership requirement, a portion or all of their performance shares are mandatorily deferred as AEP career shares to the extent needed to meet their stock ownership requirement.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to a share of AEP common stock.  AEP career shares are settled in AEP common stock after the participant’s termination of employment.

AEP career shares are recorded in Paid-in Capital on the balance sheets. Amounts equivalent to cash dividends on both performance shares and AEP career shares accrue as additional shares.  Management records compensation cost for performance shares over an approximately three-year vesting period. Performance shares are recorded as mezzanine equity on the balance sheets until the vesting date and compensation cost is calculated at fair value based on the performance metrics for each grant. Performance shares granted in 2022, 2021 and 2020 have three performance metrics: (a) three-year cumulative operating earnings per-share with a 50% weight, (b) total shareholder return with a 40% weight and (c) non-emitting generation capacity as a percentage of total owned and purchased capacity with a 10% weight. Performance shares granted in 2019 had two equally-weighted performance metrics: (a) three-year cumulative operating earnings per-share and (b) total shareholder return. The three-year cumulative operating earnings per-share and non-emitting generating capacity metrics are adjusted quarterly for changes in performance relative to the metric approved by the HR Committee. The total shareholder return metric is measured relative to a peer group of similar companies and is based on a third-party Monte Carlo valuation. The value related to this metric does not change over the three-year vesting period.
The HR Committee awarded performance shares and reinvested dividends on outstanding performance shares and AEP career shares as follows:

	Years Ended December 31,
Performance Shares	2022	2021	2020
Awarded Shares (in thousands)	530.3	565.0	424.8
Weighted-Average Share Fair Value at Grant Date	$97.61	$81.02	$116.56
Vesting Period (in years)	3	3	3

Performance Shares and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2022	2021	2020
Awarded Shares (in thousands)	63.3	74.5	73.4
Weighted-Average Fair Value at Grant Date	$98.73	$84.48	$84.87
Vesting Period (in years)	(a)	(a)	(a)

(a)The vesting period for the reinvested dividends on performance shares is equal to the remaining life of the related performance shares.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.

Performance scores and final awards are determined and approved by the HR Committee in accordance with the pre-established performance measures within approximately two months after the end of the performance period.

The certified performance scores and shares earned for the three-year periods were as follows:

	Years Ended December 31,
Performance Shares	2022	2021	2020
Certified Performance Score	131.1%	102.9%	128.2%
Performance Shares Earned	512,660	537,166	757,858
Performance Shares Mandatorily Deferred as AEP Career Shares	28,282	14,613	13,614
Performance Shares Voluntarily Deferred into the Incentive Compensation Deferral Program	23,609	22,915	26,936
Performance Shares to be Settled (a)	460,769	499,638	717,308

(a)Performance shares settled in AEP common stock in the quarter following the end of the year shown.

The settlements were as follows:

	Years Ended December 31,
Performance Shares and AEP Career Shares	2022	2021	2020
	(in millions)
AEP Common Stock Settlements for Performance Shares	$43.2	$54.7	$75.4
AEP Common Stock Settlements for Career Share Distributions	5.1	4.0	1.9
A summary of the status of AEP’s nonvested Performance Shares as of December 31, 2022 and changes during the year ended December 31, 2022 were as follows:

Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2022	923.8	$96.15
Awarded	530.3	97.61
Dividends	45.5	98.73
Vested (a)	(395.8)	116.06
Forfeited	(91.6)	84.81
Nonvested as of December 31, 2022	1,012.2	90.27

(a)The vested Performance Shares will be converted to 461 thousand shares based on the closing share price on the day before settlement.

Monte Carlo Valuation

AEP engages a third-party for a Monte Carlo valuation to calculate the fair value of the total shareholder return metric for the performance shares awarded during and after 2017. The valuations use a lattice model and the expected volatility assumptions used were the historical volatilities for AEP and the members of their peer group. The assumptions used in the Monte Carlo valuations were as follows:

	Years Ended December 31,
Assumptions	2022	2021	2020
Valuation Period (in years) (a)	2.86	2.88	2.87
Expected Volatility Minimum	25.92%	25.87%	13.67%
Expected Volatility Maximum	40.82%	39.90%	28.15%
Expected Volatility Average	31.09%	31.01%	16.39%
Dividend Rate (b)	—%	—%	—%
Risk Free Rate	1.64%	0.19%	1.40%

(a)Period from award date to vesting date.
(b)Equivalent to reinvesting dividends.

Restricted Stock Units

The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued AEP employment, over at least three years in approximately equal annual increments.  The RSUs accrue dividends as additional RSUs. The additional RSUs granted as dividends vest on the same date, subject to the participant’s continued AEP employment, as the underlying RSUs. RSUs are converted into shares of AEP common stock upon vesting, except the RSUs granted prior to 2017 to AEP’s executive officers which settled in cash. Executive officers are those officers who are subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934. For RSUs that settle in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price.  For RSUs that settled in cash, compensation cost was recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting was determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is approximately 40 months from the grant date.
The HR Committee awarded RSUs, including additional units awarded as dividends, as follows:

	Years Ended December 31,
Restricted Stock Units	2022	2021	2020
Awarded Units (in thousands)	290.4	280.0	268.7
Weighted-Average Grant Date Fair Value	$90.48	$80.39	$94.38

The total fair value and total intrinsic value of restricted stock units vested were as follows:

	Years Ended December 31,
Restricted Stock Units	2022	2021	2020
	(in millions)
Fair Value of Restricted Stock Units Vested	$17.8	$20.5	$22.9
Intrinsic Value of Restricted Stock Units Vested (a)	20.3	22.0	25.2

(a)Intrinsic value is calculated as market price at the vesting date.

A summary of the status of AEP’s nonvested RSUs as of December 31, 2022 and changes during the year ended December 31, 2022 were as follows:

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2022	424.3	$84.86
Awarded	290.4	90.48
Vested	(209.0)	85.15
Forfeited	(46.1)	85.80
Nonvested as of December 31, 2022	459.6	88.05

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2022 was $44 million and the weighted-average remaining contractual life was 1.8 years.

Other Stock-Based Plans

AEP also has a Stock Unit Accumulation Plan (SUAP) for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of the compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to non-employee directors are fully vested on their grant date.  Stock units are paid to directors upon termination of their board service or up to 10 years later if the participant so elects.  Cash settlements for stock units were calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. Effective June 30, 2022, the SUAP was amended to pay stock units in AEP common stock rather than cash.

Management records compensation costs for stock units when the units are awarded and prior to June 2022 adjusted the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

After five years of service on the Board of Directors, non-employee directors receive subsequent AEP stock units as contributions to an AEP stock fund under the Stock Unit Accumulation Plan. Such amounts may be exchanged into other market-based investment options available to employees that participate in AEP’s Incentive Compensation Deferral Plan. These balances are paid in cash upon termination of board service or up to 10 years later if the participant so elects.
Cash settlements for stock unit distributions were immaterial for the years ended December 31, 2022, 2021 and 2020. No stock units were settled in AEP common stock for the years ended December 31, 2022, 2021 and 2020.

The Board of Directors awarded stock units, including units awarded for dividends, as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2022	2021	2020
Awarded Units (in thousands)	14.5	12.6	12.1
Weighted-Average Grant Date Fair Value	$95.16	$84.54	$83.80

Share-based Compensation Plans

For share-based payment arrangements the compensation cost, the actual tax benefit from the tax deductions for compensation cost recognized in income and the total compensation cost capitalized were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2022	2021	2020
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$63.3	$61.1	$53.8
Actual Tax Benefit	8.0	8.7	7.2
Total Compensation Cost Capitalized	16.0	16.9	20.4

(a)Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

As of December 31, 2022, there was $78 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2015 LTIP. Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance shares is adjusted each period and as forfeitures for all award types are realized.  AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.41 years.

Under the 2015 LTIP, AEP is permitted to use authorized but unissued shares, treasury shares, shares acquired in the open market specifically for distribution under these plans, or any combination thereof to fulfill share commitments. AEP’s current practice is to use authorized but unissued shares to fulfill share commitments. The number of shares used to fulfill share commitments is generally reduced to offset tax withholding obligations.